Segments - Narrative (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Display Solutions | Customer one
Segments
Revenue (as a percent)	39.00%	30.00%	29.00%
Display Solutions | Customer two
Segments
Revenue (as a percent)	16.00%		21.00%
Display Solutions | Customer three
Segments
Revenue (as a percent)			13.00%
Sensor Technologies | Customer one
Segments
Revenue (as a percent)	16.00%	17.00%	12.00%
Sensor Technologies | Customer two
Segments
Revenue (as a percent)		14.00%